200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
AMY MCDONALD amy.mcdonald@dechert.com +1 (617) 728-7103 Direct +1 (617) 275-8420 Fax

April 30, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	RUSSELL INVESTMENT FUNDS, FILE NOS. 33-18030, 811-5371

Dear Sir or Madam:

Included herewith for filing on behalf of Russell Investment Funds (the “Trust”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) marked to indicate the changes effected in the Registration Statement by the Amendment.

Please note, due to an erroneous duplicate 485BXT filing on April 6, 2009, Post-Effective Amendment No. 35 was skipped in the sequential numbering of Post-Effective Amendments to the Trust’s Registration Statement.

This Amendment contains three prospectuses and two statements of additional information for ten series of the Trust.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2009. No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act. Please contact me at (617) 728-7103 or John V. O’Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Amy McDonald
Amy McDonlad

cc: John V. O’Hanlon, Esq.

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